Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Net Trade and Other Receivables

	2023	2022
	(in € millions)
Trade receivables	607	509
Less: allowance for expected credit losses	(5)	(7)
Trade receivables – net	602	502
Other	256	188
Total	858	690

Summary of Aging of Group' s Net Trade Receivables
The aging of the Group’s net trade receivables is as follows:

	2023	2022
	(in € millions)
Current	411	317
Overdue 1 – 30 days	92	91
Overdue 31 – 60 days	53	49
Overdue 60 – 90 days	26	19
Overdue more than 90 days	20	26
	602	502

Summary of Movements in Group' s Allowance for Expected Credit Losses
The movements in the Group’s allowance for expected credit losses are as follows:

	2023	2022
	(in € millions)
At January 1	7	6
Provision for expected credit losses	4	8
Reversal of unutilized provisions	(1)	(2)
Receivables written off	(5)	(5)
At December 31	5	7